Taxes - Income Tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Major components of tax expense (income) [abstract]
Accounting Loss before income taxes	$ (4,404)	$ (48,596)
Canadian Statutory tax rate	23.00%	23.00%
Expected income tax recovery based on statutory rates	$ (1,013)	$ (11,177)
Increase (decrease) in taxes resulting from:
Non-deductible items	1,208	3,423
Change in tax rates and subsidiary rate differential	(342)	(1,077)
Revaluation of tax estimates	(1,844)	(1,374)
Change in unrecognized deferred tax assets	1,413	2,916
Other items	(15)	(355)
Tax expense (recovery)	$ (593)	$ (7,644)